RELATED PARTY TRANSACTIONS - Related Party Transactions Recognized in the Consolidated Income Statement and Non-Financial Assets and Liabilities Originating from Related Party Transactions (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Net revenues	€ 5,970,146	€ 5,095,254	€ 4,270,894
Costs	3,477,355	3,098,475	2,434,198
Financial expenses, net	15,015	49,616	33,257
Trade receivables	261,380	232,414
Trade payables	930,560	902,968
Other current assets	130,228	153,183
Other liabilities	1,022,967	952,025
Related parties
Disclosure of transactions between related parties [line items]
Net revenues	64,398	93,283	131,958
Costs	31,789	39,532	43,288
Financial expenses, net	1,035	2,697	2,106
Trade receivables	20,398	19,184
Trade payables	9,443	15,180
Other current assets	220	678
Other liabilities	973	3,886
Total Stellantis Group companies | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	61,880	89,913	130,882
Costs	15,174	23,800	27,131
Financial expenses, net	1,032	2,696	2,103
Trade receivables	20,280	18,168
Trade payables	6,325	11,421
Other current assets	6	111
Other liabilities	704	3,309
Maserati | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	50,391	78,946	119,083
Costs	2,091	2,989	2,428
Financial expenses, net	0	0	0
Trade receivables	19,681	17,458
Trade payables	3,696	4,806
Other current assets	0	0
Other liabilities	0	2,246
FCA US LLC | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	0	14	0
Costs	6,803	14,861	18,465
Financial expenses, net	0	0	0
Trade receivables	11	10
Trade payables	771	4,637
Other current assets	0	0
Other liabilities	0	0
Other Stellantis Group companies | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	11,489	10,953	11,799
Costs	6,280	5,950	6,238
Financial expenses, net	1,032	2,696	2,103
Trade receivables	588	700
Trade payables	1,858	1,978
Other current assets	6	111
Other liabilities	704	1,063
Exor Group companies (excluding the Stellantis Group) | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	281	282	281
Costs	1,615	1,611	1,014
Financial expenses, net	3	0	1
Trade receivables	0	343
Trade payables	392	418
Other current assets	214	68
Other liabilities	218	73
Other related parties | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	2,237	3,088	795
Costs	15,000	14,121	15,143
Financial expenses, net	0	1	€ 2
Trade receivables	118	673
Trade payables	2,726	3,341
Other current assets	0	499
Other liabilities	€ 51	€ 504